UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       10/31/2011
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $ 88,118
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  3,608    82,025     SH       SOLE       NONE     27,000  0      55,025
AMERICAN INTL GROUP INC		COM		 026874784  659	     30,000	SH	 SOLE	    NONE     30,000  0      0
AMERICAN ORIENTAL BIO     	COM              028731107  1,035    1,642,291  SH       SOLE       NONE     654,918 0 	    987,373
ANNALY CAP MGMT INC       	COM              035710409  5,572    335,065    SH       SOLE       NONE     90,000  0      245,065
AOXING PHARMACEUTICAL CO  	COM              03740A106  161      449,509    SH       SOLE       NONE     157,576 0      291,933
APPLE INC                 	COM              037833100  236      620	SH       SOLE       NONE     -       0      620
BALDWIN & LYONS INC       	CL B 		 057755209  256      12,000     SH       SOLE       NONE     -       0      12,000
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  340      4,790      SH       SOLE       NONE     -       0      4,790
CAPITAL ONE FINL CORP     	COM 		 14040H105  3,921    98,930     SH       SOLE       NONE     32,000  0      66,930
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  1,726    124,785    SH       SOLE       NONE     45,000  0      79,785
CASH STORE FINL SVCS INC  	COM 		 14756F103  3,967    469,450    SH       SOLE       NONE     199,200 0      270,250
CENTRAL SECS CORP         	COM 		 155123102  1,109    56,308     SH       SOLE       NONE     -       0      56,308
CHIMERA INVT CORP         	COM 		 16934Q109  4,936    1,781,800  SH       SOLE       NONE     450,000 0      1,331,800
COCA COLA CO              	COM 		 191216100  1,056    15,632     SH       SOLE       NONE     -       0      15,632
CORRECTIONS CORP AMER     	COM 		 22025Y407  2,988    131,700    SH       SOLE       NONE     30,000  0      101,700
DIRECTV COM               	CL A 		 25490A101  2,580    61,025     SH       SOLE       NONE     16,000  0      45,025
EVEREST RE GROUP LTD		COM		 G3223R108  953	     12,000	SH	 SOLE	    NONE     12,000  0      0
FIRST HORIZON NATL CORP   	COM 		 320517105  615      103,147    SH       SOLE       NONE     -       0      103,147
GALLAGHER ARTHUR J & CO   	COM 		 363576109  284      10,800     SH       SOLE       NONE     -       0      10,800
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  6,902    131,525    SH       SOLE       NONE     52,000  0      79,525
INTERVEST BANCSHARES CORP 	CL A 		 460927106  4,395    1,639,926  SH       SOLE       NONE     500,000 0      1,139,926
JOHNSON & JOHNSON         	COM 		 478160104  235      3,685      SH       SOLE       NONE     -       0      3,685
MEDIFAST INC              	COM 		 58470H101  3,449    213,535    SH       SOLE       NONE     55,000  0      158,535
NVR INC                   	COM 		 62944T105  2,034    3,368      SH       SOLE       NONE     1,000   0      2,368
NATIONAL INTERSTATE CORP  	COM 		 63654U100  7,026    319,668    SH       SOLE       NONE     164,393 0      155,275
OLD REP INTL CORP         	COM 		 680223104  9,834    1,102,490  SH       SOLE       NONE     620,000 0      482,490
POTLATCH CORP             	COM 		 737630103  570      18,100     SH       SOLE       NONE     -       0      18,100
REGIONS FINANCIAL CORP    	COM 		 7591EP100  66       19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,084    17,000     SH       SOLE       NONE     17,000  0      0
RENT A CTR INC            	COM 		 76009N100  6,364    231,825    SH       SOLE       NONE     60,000  0      171,825
STANCORP FINL GROUP INC   	COM		 852891100  414      15,000     SH       SOLE       NONE     15,000  0      0
STARWOOD PPTY TR INC      	COM 		 85571B105  5,997    349,455    SH       SOLE       NONE     90,000  0      259,455
U STOR IT TR			COM		 91274F104  94       11,000     SH       SOLE       NONE     -       0      11,000
WALGREEN CO               	COM 		 931422109  518      15,750     SH       SOLE       NONE     -       0      15,750
WALTER ENERGY			COM	         93317Q105  2,566    42,765     SH       SOLE       NONE     14,000  0      28,765
WHITE MTNS INS GRP LTD		COM	         G9618E107  568      1,400      SH       SOLE       NONE     1400    0      0

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